Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was as follows:

For period ending June 30,	Lease Commitment
2027	$41,463
2028	2,321
Total	$43,964

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

Patent Infringement Litigation in the PRC

On August 3, 2020, Shanghai Xiao-i filed a lawsuit with the High People’s Court of Shanghai in China, against Apple Computer Trading (Shanghai) Co., Ltd., Apple, Inc., and Apple Computer Trading (Shanghai) Co., Ltd. (together, “Apple”), demanding that Apple cease its infringement of Shanghai Xiao-i’s intelligent assistant patent (ZL200410053749.9 invention patent) by its Siri (intelligent assistant) (the “Patent Infringement Case”). The lawsuit seeks various remedies, including but not limited to, requiring Apple to stop manufacturing, using, offering to sell, selling or importing products that infringe Shanghai Xiao-i’s patent, and a temporary claim amount of 10 billion yuan (RMB). On August 27, 2020, the High People’s Court of Shanghai formally accepted the Patent Infringement Case filed by Shanghai Xiao-i against Apple. On September 4, 2021, Shanghai Xiao-i filed a behavior preservation application (injunction) with the Shanghai High People’s Court, demanding Apple to immediately stop the patent infringement involving Siri, including but not limited to stopping the production, selling, offering to sell, importing or using of iPhone products that infringe Shanghai Xiao-i’s patent. This case was adjudicated in June 2026, with the court dismissing all of the claims filed by Shanghai Xiao-i. Shanghai Xiao-i has filed an appeal; this appeal has now been formally accepted.

On February 3, 2023, Apple filed a lawsuit against Shanghai Xiao-i with the Shanghai High People’s Court, requesting confirmation that the iPhone SE, iPhone 12, and iPhone 13 series products equipped with Siri (the “products in question”) do not infringe on the patent rights of ZL200410053749.9 invention patent, and ordered Shanghai Xiao-i to compensate the plaintiff for reasonable expenses, including lawyer fees, notarization fees, etc., totaling RMB 2 million temporarily. The court rendered a judgment in this case in June 2026, confirming that the iPhone SE (3rd Generation), iPhone 12, iPhone 12 mini, iPhone 12 Pro, iPhone 12 Pro Max, iPhone 13, iPhone 13 mini, iPhone 13 Pro, and iPhone 13 Pro Max do not infringe the patent rights of the invention patent entitled “A Chatbot System” (Patent No.200410053749.9); accordingly, the claims filed by the plaintiffs, Apple Computer Trading (Shanghai) Co., Ltd. and Apple Trading (Shanghai) Co., Ltd., seeking an order for the defendant, Shanghai Xiao-i, to compensate them for reasonable expenses—including attorney fees, translation fees, and notarization fees—amounting to RMB 2,000,000 were dismissed. Shanghai Xiao-i has filed an appeal; the appeal filed by Shanghai Xiao-i has now been formally accepted by the court; Apple Inc. has also filed an appeal in this case.

On March 27, 2023, the Beijing Intellectual Property Court notified that Apple Computer Trading (Shanghai) Co., Ltd. had filed a patent administrative lawsuit against the defendant China National Intellectual Property Administration and the third person, Shanghai Xiao-i, regarding the 58271 and 58272 Review Decision of Request for Invalidation, and the lawsuit was dismissed on June 28, 2024. As of the date of this interim report, the Patent Infringement Case is still pending.

Securities Class Action Litigation

On June 26, 2024, a securities class action was filed in the Supreme Court of the State of New York, County of New York, against Xiao-I Corporation and certain of its officers and directors. Plaintiffs alleged violations of the Securities Act of 1933, asserting that the company’s IPO registration statement and prospectus contained materially misleading statements or omissions related to its AI capabilities and customer contracts. The action seeks unspecified damages and other relief. On September 13, 2024, plaintiffs filed an amended complaint expanding the allegations to include new information from Xiao-I’s subsequent SEC filings, arguing that post-IPO disclosures also failed to correct earlier misstatements. Xiao-I Corporation moved to dismiss the state court case on October 31, 2024, that motion was granted on April 24, 2025. Subsequently, Plaintiff appealed the decision. On May 28, 2026, the parties presented oral argument. On June 23, 2026, the Appellate Division unanimously affirmed the lower court’s decision granting the motion to dismiss and awarded costs to Defendants.

Separately, on October 15, 2024, a second-securities class action lawsuit was filed in the U.S. District Court for the Southern District of New York alleging violations of both the Securities Act and the Securities Exchange Act of 1934. The complaint focuses on similar alleged misrepresentations in the IPO filings and alleges the company failed to disclose material risks about its technology and commercialization prospects. On August 7, 2026, the Court issued its decision, dismissing the majority of the fraud claims and allowing only a limited number of disclosure-based claims to proceed, which was overall a positive outcome for the Xiao-I Defendants. The Court granted Plaintiff 14 days to determine whether to re-plead the claims dismissed without prejudice. Although no individual was dismissed from the case entirely, the claims against all Xiao-I Defendants were substantially narrowed. On August 21, 2026, Plaintiff elected not to amend the complaint. On September 15, 2026, Xiao-I and the underwriter defendants filed their answer. At this time, the Company cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter.

PRC Financial and Commercial Litigation

In June 2025, the Huangpu District People’s Court of Shanghai accepted a private lending dispute case filed by Shanghai Tianyong Asset Management Co., Ltd. against Shanghai Xiao-i. The plaintiff sought a court order requiring the defendant to pay the principal amount and attorney’s fees totaling RMB 13,060,000, as well as interest. In August 2025, the defendant raised an objection to jurisdiction; as a result, the case was transferred to the Jiading District People’s Court of Shanghai on August 18,2025. The case was heard again on August 28,2026, but no judgment has yet been rendered.

In July 2025, the Jiading District People’s Court of Shanghai accepted a case concerning a financial contract dispute between Jiangsu Bank Co., Ltd. – Shanghai Jiading Sub-branch and Shanghai Xiao-i. The plaintiff sought a court order directing the defendant to immediately pay the loan principal, default interest, compound interest, attorney’s fees, and other litigation costs, totaling RMB 20,139,027.78. The first-instance judgment in this case had already been rendered; in May 2026, the second-instance court issued a ruling upholding the original judgment.

In April 2026, the Pudong New Area People’s Court of Shanghai accepted a contract dispute case filed by the Pudong Sub-branch of Bank of Shanghai Co., Ltd. against Shanghai Xiao-i, Zhizhen Artificial Intelligence Technology (Shanghai) Co., Ltd., and XIAO-I TECHNOLOGY LIMITED. The plaintiff sought a court order requiring the defendants to pay the principal amount due under the factoring arrangement, interest, liquidated damages, and attorney’s fees, totaling RMB 20,650,594.37. The case was heard on August 13,2026; a judgment has not yet been rendered.

In April 2026, the Pudong New Area People’s Court of Shanghai accepted the case concerning a financial loan contract dispute between Bank of Beijing Co., Ltd. – Shanghai Branch and Shanghai Xiao-i. The plaintiff sought a court order directing the defendant to immediately pay the loan principal, interest, and attorney’s fees, totaling RMB 20,892,235.63. A first-instance judgment was rendered on June 27,2026; the defendant has filed an appeal, and a hearing has not yet been scheduled.

In May 2026, the Jiading District People’s Court of Shanghai accepted a case concerning a financial loan contract dispute between Shanghai Rural Commercial Bank Co., Ltd. – Jiading Sub-branch and Shanghai Xiao-i. The plaintiff requested the court to order the defendant to immediately repay the loan principal and interest totaling RMB 9,991,677.61. The hearing for this case was held on July 6, 2026; however, a judgment has not yet been rendered.

In June 2026, the Pudong New Area People’s Court of Shanghai accepted the case concerning a financial loan contract dispute between Bohai Bank Co., Ltd. – Shanghai Branch and Shanghai Xiao-i. The plaintiff requested the court to order the defendant to immediately repay the loan principal and interest totaling RMB 10,117,160.03; the hearing for this case is scheduled to take place on September 18,2026.

In June 2026, the Pudong New Area People’s Court of Shanghai accepted a case concerning a financial loan contract dispute between Agricultural Bank of China Limited – Shanghai Free Trade Zone New Area Sub-branch and Shanghai Xiao-i. The plaintiff requested the court to order the defendant to immediately repay the loan principal and interest totaling RMB 50,837,723.94. The case was heard on July 14,2026, but a judgment has not yet been rendered;

In June 2026, the Pudong New Area People’s Court of Shanghai accepted a case concerning a financial loan contract dispute between Shengjing Bank Co., Ltd. – Shanghai Pudong Sub-branch and Shanghai Xiao-i Our company did not receive the court-issued case materials; however, our finance department has confirmed an outstanding principal amount of RMB 10,000,000.

From January 1, 2026 to August 9, 2026, in addition to the aforementioned litigation, Xiao i Robot was involved in a total of 4 other litigation cases within China; the subject matter of these cases primarily concerned outstanding debts arising from the company’s business operations. The cumulative amount in dispute amounted to approximately RMB 1,061,596.17.

Shareholder Litigation

In June 2025, the Pudong New Area People’s Court of Shanghai accepted the case filed by Shanghai Jixuan Enterprise Management Consulting Partnership (Limited Partnership) against Xiao-I Corporation and Yuan Hui regarding a dispute over liability for harm to shareholders’ interests. The plaintiff alleged that, due to the defendants ‘failure to promptly assist the shareholders in converting their Cayman Islands common shares into ADSs and selling them on the secondary market, the value of the plaintiff’s shares had declined, resulting in a loss. The plaintiff requested the court to order the defendants to: (1) immediately complete the procedures for lifting the lock-up restrictions and transferring the US Depositary Receipts (ADRs) held by the plaintiff for a total of 183,600 US Depositary Shares (ADSs) of Defendant 1 (US stock ticker: AIXI); and (2) compensate the plaintiff for the loss amounting to RMB 2,265,315.41. The defendants submitted an objection to jurisdiction in August 2025; however, the court dismissed the defendants ‘objection to jurisdiction. The defendants appealed, and in May 2026, the court of second instance ruled to dismiss the plaintiff’s claim;

In September 2025, the Pudong New Area People’s Court of Shanghai accepted a case filed by Shanghai Jiding Enterprise Management Consulting Partnership (Limited Partnership) against Xiao-I Corporation and Yuan Hui regarding a dispute over liability for damages to shareholders’ interests. The plaintiff alleged that, due to the defendants ‘failure to promptly assist the shareholders in converting their Cayman Islands common shares into ADSs and selling them on the secondary market, the value of the plaintiff’s shares had declined, resulting in a loss. The plaintiff requested the court to order the defendants to: (1) immediately complete the procedures for lifting the lock-up restrictions and transferring the US Depositary Receipts (ADRs) held by the plaintiff for a total of 980,661 US Depositary Shares (ADSs) of Defendant 1 (US stock ticker: AIXI); and (2) compensate the plaintiff for the loss amounting to RMB 12,108,027.86. The defendants submitted an objection to jurisdiction in October 2025; however, the court dismissed the defendants ‘objection to jurisdiction. The defendants appealed, and in May 2026, the court of second instance ruled to dismiss the plaintiff’s claim.

Labor Disputes

Between January 1, 2026 and August 9, 2026, Xiao-I was involved in multiple labor-management dispute cases in mainland China, involving more than 36 former employees who were laid off under the enterprise’s human-resource optimization program. These disputes mainly relate to claims for unpaid wages, social insurance contributions, housing fund payments and severance compensation. The total amount of asserted claims exceeds RMB 7,108,264.99. As of the date of issuance of this interim report, more than three cases are still pending before local labor arbitration authorities, while the remaining cases have been concluded. With respect to the concluded cases, the Company is actively performing its repayment obligations and negotiating with employees to formulate repayment plans including extended repayment periods. The Company is actively engaging with relevant authorities to seek resolution of the disputes. While management does not currently believe that the outcomes of such disputes will have a material adverse effect on the Company’s unaudited condensed consolidated financial statements, these disputes may adversely impact employee morale, operational efficiency or public image.

In the opinion of management, except for the litigations mentioned above, there were no other pending or threatened claims and litigation as of June 30, 2026 and through the issuance date of these unaudited condensed consolidated financial statements.

Bankruptcy case

On August 4, 2026, the Shanghai No.3 Intermediate People’s Court accepted the application filed by Gang Guo, Jia Liu, and Ying Zhang for the bankruptcy liquidation of Shanghai Xiao-i. On August 10,2026, the Court issued a ruling appointing Shanghai Zhongyuanxin Liquidation Service Co., Ltd. as the administrator of Shanghai Xiao-i.